Accounts Receivable	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable	Note 4 - Accounts Receivable
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Prepaid expenses	30	12
Government institutions	40	40
Related parties	11	3

	81	55